Goodwill (Narrative) (Details)	12 Months Ended
Dec. 31, 2011 Y
Goodwill [Abstract]
Discount rate of pre-tax weighted average cost of capital	20.50%
Maximum term of cash flow calculations, years	5
Percentage of perpetuity growth rates used	1.00%
Enabling technology products rate used	3.00%